Real Estate Fund Investment Objectives and Goals - Class H [Member] - Real Estate Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Real Estate Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Real Estate Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).